Other related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Other Related Party Transactions Tables
Other related party transactions
For the three months		For the twelve months
ended December 31		ended December 31
2016	2015	2016	2015
$ 13,890	$ 59,694	$ 62,645	$ 100,598